Prepaid Expenses and Deposits	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Prepaid Expenses And Deposits
Prepaid Expenses and Deposits

Note 4 - Prepaid Expenses and Deposits

At March 31, 2023 and December 31, 2022, the Company had prepaid expenses and deposits of $909,521 and $814,114, respectively consisting primarily of deposits and prepayments on purchase orders.

Note 4 - Prepaid Expenses and Deposits

At December 31, 2022 and 2021, the Company had prepaid expenses and deposits of $814,114 and $617,302, respectively consisting primarily of deposits and prepayments on purchase orders.